UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 12/31 and 8/31

Date of reporting period: 07/01/20 - 06/30/21


Item 1. Proxy Voting Record


========== Wells Fargo Managed Accounts CoreBuilder Shares - Series CP =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== Wells Fargo Managed Accounts CoreBuilder Shares - Series SM =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== Wells Fargo Managed Accounts CoreBuilder Shares - Series M ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 27, 2021